================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DIAMONDBACK CAPITAL MANAGEMENT
Address: ONE LANDMARK SQUARE
         STAMFORD, CT 06901

13 File Number: 28-11513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy M. Higgins
Title:   Chief Financial Officer
Phone:   203 399 1600

Signature, Place and Date of Signing:

Timothy M. Higgins     Stamford, CT    April 24, 2013
__________________     ____________     ____________
    [Signature]        [City, State]      [Date]

As of March 31, 2013, Diamondback Capital Management, LLC ("Diamondback"), no longer exercises investment discretion over any Section 13(f) securities. Moreover, as previously communicated to investors, Diamondback is currently conducting an orderly wind-down and termination of the funds under Diamondback's management. Accordingly, this will be Diamondback's final 13F filing.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

================================================================================

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: 0

                                                            Sh / Put / Investment  Other
Name of Issuer  Title of Class CUSIP Value (x1000) Quantity Prn  Call  Discretion Managers Sole Shared None
--------------  -------------- ----- ------------- -------- ---- ----- ---------- -------- ---- ------ ----